Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 1,257,206	$ 1,027,270
Less: allowance for expected credit loss	(19,388)	(23,067)	$ (42,932)
Total	$ 1,237,818	$ 1,004,203